SIGNIFICANT CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SIGNIFICANT CUSTOMERS [Abstract]
SIGNIFICANT CUSTOMERS

NOTE 13. - SIGNIFICANT CUSTOMERS

Our product revenues represent primarily sales of Revita and Spectral DNC, which individually each exceeds 10% of total sales and collectively represent 35% of total sales. Other products, which individually exceed 5% of total sales, are Revita Cor and Spectral DNC-L, which collectively account for another 15% of total sales. We also sell "intro deals", which are an assortment of these primary products, as a means of introducing our products to new customers. Sales of intro deals accounted for 11% of our total sales. The Company sells its products to several categories of customer, which primarily include distributors and salons, several of which represent individually in excess of 10% of total sales. During Q212-YTD our top six customers generated 40% of our sales.

Sales to these customers during Q212-YTD and their accounts receivable at June 30, 2012 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

B	$714,506	13%	$307,159	11%

Sales to these customers during Q211-YTD and their accounts receivable at June 30, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,210,094	26%	$656,787	38%
B	$ 658,249	14%	$180,298	10%

NOTE 12. - SIGNIFICANT CUSTOMERS

The Company's product revenues represent primarily sales of Revita, Spectral DNC and NR08, which individually each exceeds 10% of total sales and collectively represent 38% of total sales. Intro packs, Revita.cor, and Spectral DNC-L collectively account for another 26% of total sales. During Q411-YTD two customers generated 29% of the Company's sales and 13% of the outstanding accounts receivable balance at December 31, 2011. These customers are distributors of the Company.

Sales to these customers during Q411-YTD and their accounts receivable at December 31, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

B	$1,458,908	16%	$86,746	4%
A	$1,182,570	13%	$184,192	9%

Sales to these customers during Q410-YTD and their accounts receivable at December 31, 2010 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,051,172	20%	$182,096	15%
B	$1,182,847	22%	$159,300	1%